UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08966

Name of Registrant: Legg Mason Growth Trust, Inc.

Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year-end: December 31, 2006

Date of reporting period: June 30, 2006

Semi-Annual Report to Shareholders       1
To Our Shareholders,
   We are pleased to provide you with Legg Mason Growth Trust’s semi-annual report for the six months ended June 30, 2006.
   Total returns for various periods ended June 30, 2006 are:

	Total ReturnA

	6 Months	12 Months

Growth Trust
Primary Class	-8.53%	+0.97%
Financial Intermediary Class	-8.21%	+1.70%
Institutional Class	-8.08%	+2.01%
S & P 500 Stock Composite IndexB	+2.71%	+8.63%
Lipper Large-Cap Growth Funds IndexC	-2.93%	+5.78%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com; for the Financial Intermediary and Institutional Classes please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.
   Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund share classes included in this report, please contact your financial adviser.
   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels.

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

B	A market capitalization-weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market. It is not possible to invest in an index.

C	An index comprised of the 30 largest funds in the Lipper universe of 752 large-cap growth funds.

2      Semi-Annual Report to Shareholders
Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial adviser will be happy to help you establish a dollar cost averaging account should you wish to do so.
Sincerely,
Mark R. Fetting
President
July 15, 2006

Semi-Annual Report to Shareholders       3
Expense Example
Legg Mason Growth Trust, Inc.
   As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary and Financial Intermediary class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on January 1, 2006, and held through June 30, 2006.
Actual Expenses
   The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
   The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	1/1/06	6/30/06	1/1/06 to 6/30/06

Primary Class
Actual	$1,000.00	$914.70	$8.78
Hypothetical (5% return before expenses)	1,000.00	1,015.62	9.25
Financial Intermediary Class
Actual	$1,000.00	$917.90	$5.33
Hypothetical (5% return before expenses)	1,000.00	1,019.24	5.61
Institutional Class
Actual	$1,000.00	$919.20	$3.71
Hypothetical (5% return before expenses)	1,000.00	1,020.93	3.91

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 1.85%, 1.12% and 0.78% for the Primary Class, Financial Intermediary Class and Institutional Class, respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (181), and divided by 365.

4      Semi-Annual Report to Shareholders
Performance Information
Legg Mason Growth Trust, Inc.
   The graphs on the following pages compare the Fund’s total returns to those of the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in each of the Financial Intermediary and Institutional Classes, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.
   Total return measures investment performance in terms of appreciation or depreciation in a Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a Fund’s return, so that they differ from actual year-to-year results.

Semi-Annual Report to Shareholders       5
Growth of a $10,000 Investment — Primary Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+0.97%	+0.97%
Five Years	+41.17%	+7.14%
Ten Years	+157.18%	+9.91%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6      Semi-Annual Report to Shareholders
Performance Information — Continued
Growth of a $1,000,000 Investment — Financial Intermediary Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+1.70%	+1.70%
Life of Class*	+4.21%	+1.72%

* Inception date — January 29, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A	Index returns are for periods beginning January 31, 2004.

Semi-Annual Report to Shareholders       7
Growth of a $1,000,000 Investment — Institutional Class
Periods Ended June 30, 2006

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+2.01%	+2.01%
Life of Class*	+3.51%	+1.50%

* Inception date — March 5, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B	Index returns are for periods beginning February 29, 2004.

8      Semi-Annual Report to Shareholders
Performance Information — Continued
Portfolio Composition (as of June 30, 2006)C
(As a percentage of the portfolio)
Top Ten Holdings (as of June 30, 2006)

% of
Security	Net Assets

Amazon.com, Inc.	5.4%
Google Inc.	5.4%
Yahoo! Inc.	5.1%
IAC/InterActiveCorp	5.0%
Nokia Oyj — ADR	4.9%
Electronic Arts Inc. (EA)	4.8%
Citigroup Inc.	4.7%
Dell Inc.	4.7%
Countrywide Financial Corporation	4.7%
General Electric Company	4.6%

C	The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Semi-Annual Report to Shareholders       9
Selected Portfolio Performance D
Legg Mason Growth Trust, Inc.

Strongest performers for the quarter ended June 30, 2006E

1.	International Game Technology	+8.10%
2.	Google Inc.	+7.52%
3.	Harley-Davidson, Inc.	+6.26%
4.	Amazon.com, Inc.	+5.89%
5.	Countrywide Financial Corporation	+4.13%
6.	Caterpillar Inc.	+4.05%
7.	FedEx Corporation	+3.56%
8.	Citigroup Inc.	+3.20%
9.	Yahoo! Inc.	+2.29%
10.	The DIRECTV Group, Inc.	+0.61%

Weakest performers for the quarter ended June 30, 2006E

1.	XM Satellite Radio Holdings Inc.	-34.22%
2.	Boston Scientific Corporation	-26.94%
3.	Expedia, Inc.	-26.05%
4.	eBay Inc.	-24.90%
5.	Electronic Arts Inc. (EA)	-21.35%
6.	QUALCOMM Inc.	-20.62%
7.	UnitedHealth Group Incorporated	-19.84%
8.	Aetna Inc.	-18.74%
9.	Dell Inc.	-17.81%
10.	Sprint Nextel Corporation	-14.63%
Portfolio Changes

Securities added during the quarter	Securities sold during the quarter

General Electric Company	CA Inc.

D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

E	Securities held for the entire quarter.

10      Semi-Annual Report to Shareholders
Portfolio of Investments
Legg Mason Growth Trust, Inc.
June 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 95.0%
Consumer Discretionary — 21.3%
Automobiles — 3.5%
Harley-Davidson, Inc.	580	$31,836

Hotels, Restaurants and Leisure — 0.3%
International Game Technology	75	2,846

Internet and Catalog Retail — 12.9%
Amazon.com, Inc.	1,250	48,350	A
Expedia, Inc.	1,450	21,706	A
IAC/ InterActiveCorp	1,700	45,033	A

		$115,089

Media — 2.6%
The DIRECTV Group, Inc.	550	9,075	A
XM Satellite Radio Holdings Inc.	950	13,918	A

		22,993

Textiles, Apparel and Luxury Goods — 2.0%
NIKE, Inc.	220	17,820

Financials — 15.8%
Capital Markets — 1.8%
The Goldman Sachs Group, Inc.	110	16,547

Diversified Financial Services — 4.7%
Citigroup Inc.	875	42,210

Insurance — 4.6%
American International Group, Inc.	690	40,745

Semi-Annual Report to Shareholders       11

	Shares/Par	Value

Financials — Continued
Thrifts and Mortgage Finance — 4.7%
Countrywide Financial Corporation	1,100	$41,888

Health Care — 8.0%
Health Care Equipment and Supplies — 1.9%
Boston Scientific Corporation	1,000	16,840	A

Health Care Providers and Services — 6.1%
Aetna Inc.	700	27,951
UnitedHealth Group Incorporated	600	26,868

		54,819

Industrials — 8.5%
Air Freight & Logistics — 2.0%
FedEx Corporation	153	17,821

Industrial Conglomerates — 4.6%
General Electric Company	1,250	41,200

Machinery — 1.9%
Caterpillar Inc.	220	16,386

Information Technology — 39.6%
Communications Equipment — 11.0%
Cisco Systems, Inc.	840	16,405	A
Nokia Oyj — ADR	2,175	44,065
QUALCOMM Inc.	925	37,065

		97,535

Computers and Peripherals — 4.7%
Dell Inc.	1,725	42,107	A

12      Semi-Annual Report to Shareholders
Portfolio of Investments — Continued
Legg Mason Growth Trust, Inc. — Continued

	Shares/Par	Value

Information Technology — Continued
Internet Software and Services — 15.0%
eBay Inc.	1,375	$40,274	A
Google Inc.	115	48,223	A
Yahoo! Inc.	1,375	45,375	A

		133,872

IT Services — 2.0%
Accenture Ltd.	625	17,700

Semiconductors and Semiconductor Equipment — 2.1%
Intel Corporation	1,000	18,950

Software — 4.8%
Electronic Arts Inc. (EA)	1,000	43,040	A

Telecommunication Services — 1.8%
Wireless Telecommunication Services — 1.8%
Sprint Nextel Corporation	800	15,992

Total Common Stocks and Equity Interests (Identified Cost — $778,110)		848,236

Semi-Annual Report to Shareholders       13

	Shares/Par	Value

Repurchase Agreements — 1.6%
Bank of America 5.15%, dated 6/30/06, to be repurchased at $7,355 on 7/3/06 (Collateral: $7,465 Fannie Mae notes, 5.25%, due 10/30/07, value $7,514)	$7,352	$7,352
Goldman, Sachs & Company 5.19%, dated 6/30/06, to be repurchased at $7,355 on 7/3/06 (Collateral: $8,011 Fannie Mae mortgage-backed securities, 5%, due 1/1/36, value $7,522)	7,352	7,352

Total Repurchase Agreements (Identified Cost — $14,704)		14,704

Total Investments — 96.6% (Identified Cost — $792,814)		862,940
Other Assets Less Liabilities — 3.4%		29,960

Net Assets — 100.0%		$892,900

A	Non-income producing.
ADR — American Depository Receipt.
See notes to financial statements.

14      Semi-Annual Report to Shareholders
Statement of Assets and Liabilities
Legg Mason Growth Trust, Inc.
June 30, 2006 (Unaudited)
(Amounts in Thousands)

Assets:

Investment securities at market value (Identified Cost — $778,110)		$848,236
Short-term securities at value (Identified Cost — $14,704)		14,704
Receivable for securities sold		5,211
Receivable for fund shares sold		28,311
Dividend and interest income receivable		418
Foreign tax receivable		32

Total assets		896,912
Liabilities:

Payable for securities purchased	$1,954
Payable for fund shares repurchased	887
Accrued management fee	487
Accrued distribution fee	472
Accrued expenses	212

Total liabilities		4,012

Net Assets		$892,900

Net assets consist of:
Accumulated paid-in-capital applicable to:
19,247 Primary Class shares outstanding		$474,254
7,012 Financial Intermediary Class shares outstanding		198,899
5,388 Institutional Class shares outstanding		154,812
Accumulated net investment loss		(2,097)
Accumulated net realized loss on investments		(3,094)
Unrealized appreciation/(depreciation) of investments		70,126

Net Assets		$892,900

Net Asset Value Per Share:
Primary Class		$27.98

Financial Intermediary Class		$28.51

Institutional Class		$28.68

See notes to financial statements.

Semi-Annual Report to Shareholders       15
Statement of Operations
Legg Mason Growth Trust, Inc.
For the Six Months Ended June 30, 2006 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends	$3,642	A
Interest	501

Total income			$4,143
Expenses:
Management fee	2,871
Distribution and services fees:
Primary Class	2,574
Financial Intermediary Class	224
Audit and legal fees	22
Custodian fees	68
Directors’ fees and expenses	25
Registration fees	47
Reports to shareholders	60
Transfer agent and shareholder servicing expense:
Primary Class	206
Financial Intermediary Class	90
Institutional Class	9
Other expenses	44

	6,240
Less: Compensating balance credits	—	B

Total expenses net of compensating balance credits			6,240

Net Investment Loss			(2,097)
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain on investments	1,614	C
Change in unrealized appreciation/(depreciation) of investments	(75,318)

Net Realized and Unrealized Gain on Investments			(73,704)

Change in Net Assets Resulting From Operations			$(75,801)

A	Net of foreign taxes withheld of $115.

B	Amounts less than $1.

C	See Note 1, Commission Recapture, in the notes to financial statements.
See notes to financial statements.

16      Semi-Annual Report to Shareholders
Statement of Changes in Net Assets
Legg Mason Growth Trust, Inc.
(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	6/30/06	12/31/05

	(Unaudited)
Change in Net Assets:

Net investment loss	$(2,097)	$(4,379)

Net realized gain on investments	1,614	22,842

Change in unrealized appreciation/(depreciation) of investments	(75,318)	16,653

Change in net assets resulting from operations	(75,801)	35,116
Distributions to shareholders:
From net realized gain on investments:
Primary Class	—	(3,649)
Financial Intermediary Class	—	(973)
Institutional Class	—	(1,287)
Change in net assets from Fund share transactions:
Primary Class	128,080	68,896
Financial Intermediary Class	61,115	129,934
Institutional Class	48,330	74,536

Change in net assets	$161,724	$302,573

Net Assets:

Beginning of period	$731,176	$428,603

End of period	$892,900	$731,176

Undistributed net investment income/(loss)	$(2,097)	$—

See notes to financial statements.

Semi-Annual Report to Shareholders       17
Financial Highlights
Legg Mason Growth Trust, Inc.
   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.
Primary Class:

	Six Months
	Ended		Years Ended December 31,
	June 30,
	2006		2005	2004	2003	2002	2001

	(Unaudited)
Net asset value, beginning of period	$30.59		$30.15	$28.04	$17.17	$18.88	$20.21

Investment operations:
Net investment loss	(.11)		(.27)	(.32)	(.26)	(.11)	(.19)
Net realized and unrealized gain/(loss) on investments	(2.50)		.97	2.43	11.13	(1.60)	(1.14)

Total from investment operations	(2.61)		.70	2.11	10.87	(1.71)	(1.33)

Distributions:
From net realized gain on investments	—		(.26)	—	—	—	—

Total distributions	—		(.26)	—	—	—	—

Net asset value, end of period	$27.98		$30.59	$30.15	$28.04	$17.17	$18.88

Total return	(8.53	)%B	2.33%	7.52%	63.31%	(9.06)%	(6.58)%
Ratios to average net assets:A
Total expenses	1.85	%C	1.87%	1.87%	1.88%	2.06%	1.97%
Expenses net of waivers, if any	1.85	%C	1.87%	1.87%	1.88%	1.90%	1.90%
Expenses net of all reductions	1.85	%C	1.87%	1.87%	1.88%	1.90%	1.90%
Net investment income	(.83	)%C	(1.08)%	(1.18)%	(1.35)%	(.79)%	(.93)%
Supplemental data:
Portfolio turnover rate	12.4	%B	19.7%	33.8%	49.5%	70.9%	63.4%
Net assets, end of period (in thousands)	$538,452		$458,567	$384,040	$332,516	$137,188	$134,641

A	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflect expenses less any compensating balance credits and/or voluntary.

B	Not annualized.

C	Annualized.
See notes to financial statements.

18      Semi-Annual Report to Shareholders
Financial Highlights — Continued
Financial Intermediary Class:

	Six Months
	Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,
	2006		2005	2004D

	(Unaudited)
Net asset value, beginning of period	$31.06		$30.38	$27.59

Investment operations:
Net investment loss	(.01)		(.07)	(.01)
Net realized and unrealized gain/(loss) on investments	(2.54)		1.01	2.80

Total from investment operations	(2.55)		.94	2.79

Distributions:
From net realized gain on investments	—		(.26)	—

Total distributions	—		(.26)	—

Net asset value, end of period	$28.51		$31.06	$30.38

Total return	(8.21	)%B	3.10%	10.11	%B
Ratios to average net assets:A
Total expenses	1.12	%C	1.16%	1.11	%C

Expenses net of waivers, if any	1.12	%C	1.15%	1.11	%C

Expenses net of all reductions	1.12	%C	1.15%	1.11	%C

Net investment income	(.11	)%C	(.39)%	(.07	)%C

Supplemental data:
Portfolio turnover rate	12.4	%B	19.7%	33.8	%B

Net assets, end of period (in thousands)	$199,893		$155,266	$9,599

D	For the period from January 29, 2004 (commencement of operations of the Financial Intermediary Class) to December 31, 2004.
See notes to financial statements.

Semi-Annual Report to Shareholders       19
Institutional Class:

	Six Months
	Ended		Year Ended	Period Ended
	June 30,		December 31,	December 31,
	2006		2005	2004E

	(Unaudited)
Net asset value, beginning of period	$31.20		$30.42	$27.94

Investment operations:
Net investment income	.03		—	.02
Net realized and unrealized gain/(loss) on investments	(2.55)		1.04	2.46

Total from investment operations	(2.52)		1.04	2.48

Distributions:
From net realized gain on investments	—		(.26)	—

Total distributions	—		(.26)	—

Net asset value, end of period	$28.68		$31.20	$30.42

Total return	(8.08	)%B	3.42%	8.88	%B
Ratios to Average Net Assets:A
Total expenses	.78	%C	.83%	.82	%C
Expenses net of waivers, if any	.78	%C	.83%	.82	%C
Expenses net of all reductions	.78	%C	.83%	.82	%C
Net investment income	.23	%C	(.02)%	.42	%C
Supplemental Data:
Portfolio turnover rate	12.4	%B	19.7%	33.8	%B
Net assets, end of period (in thousands)	$154,555		$117,343	$34,964

E	For the period March 5, 2004 (commencement of operations of the Institutional Class) to December 31, 2004.
See notes to financial statements.

20      Semi-Annual Report to Shareholders
Notes to Financial Statements
Legg Mason Growth Trust, Inc.
(Amounts in Thousands) (Unaudited)
1. Organization and Significant Accounting Policies:
   The Legg Mason Growth Trust, Inc. (“Fund”) is registered under the Investment Company Act of 1940 as amended (“1940 Act”), as an open-end, non-diversified investment company.
   Growth Trust offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary and Financial Intermediary Class shares. Transfer agent and shareholder servicing expenses are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:
Security Valuation
   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
   The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.
Security Transactions
   Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Semi-Annual Report to Shareholders       21

   For six months ended June 30, 2006, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$305,961	$99,529
Foreign Currency Translation
   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.
Repurchase Agreements
   The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
Compensating Balance Credits
   The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.
Commission Recapture
   The Fund has entered into a directed brokerage agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included in the realized gain/(loss) on investment

22      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
transactions. During the six months ended June 30, 2006, the Fund received $49 in commission rebates.
Investment Income and Distributions to Shareholders
   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.
Foreign Taxes
   The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.
Other
   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.
2. Federal Income Taxes:
   No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2006.

Semi-Annual Report to Shareholders       23

3. Transactions With Affiliates:
   The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to its agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund’s average daily net assets.
   The following chart summarizes the management fees for the Fund:

Management	Asset
Fee	Breakpoint

0.70%	up to $2 billion
0.65%	in excess of $2 billion
   Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under an administrative services agreement with LMCM. For LMFA’s services to the Fund, LMCM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at a rate of 0.05% of the average daily net assets of the Fund.
   Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Fund. LMIS receives an annual distribution fee and an annual service fee, computed daily and payable monthly as follows:

	Distribution	Service
	Fee	Fee

Primary Class	0.75%	0.25%
Financial Intermediary Class	N/A	0.25%
   LMCM and LMIS currently intend to voluntarily waive fees or reimburse expenses in any month to the extent the Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of average daily net assets specified below. These voluntary waivers are currently expected to continue until April 30, 2007, but may be terminated at any time. For the six months ended June 30, 2006, no fees were waived.
   The following chart summarizes the expense limitations for the Fund:

Expense
Class	Limitation

Primary	1.90%
Financial Intermediary	1.15%
Institutional	0.90%
   LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $52 for the six months ended June 30, 2006.

24      Semi-Annual Report to Shareholders
Notes to Financial Statements — Continued
   LMCM, LMFA, LMIS and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.
   Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.
4. Line of Credit:
   The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended June 30, 2006.
5. Fund Share Transactions:
   At June 30, 2006, there were 100,000 shares authorized at $.001 par value for each of the Primary, Financial Intermediary and Institutional Classes of the Fund. Share transactions were as follows:

			Financial
	Primary Class		Intermediary Class		Institutional Class

	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	6/30/06	12/31/05	6/30/06	12/31/05	6/30/06	12/31/05

Shares
Sold	6,216	5,530	2,471	5,149	2,100	3,094
Reinvestment of Distributions	—	116	—	41	—	31
Repurchased	(1,959)	(3,395)	(458)	(507)	(473)	(513)

Net Change	4,257	2,251	2,013	4,683	1,627	2,612

Amount
Sold	$186,238	$162,252	$74,888	$143,487	$62,788	$88,719
Reinvestment of Distributions	—	3,573	—	1,281	—	973
Repurchased	(58,158)	(96,929)	(13,773)	(14,834)	(14,458)	(15,156)

Net Change	$128,080	$68,896	$61,115	$129,934	$48,330	$74,536

Fund Information

Investment Adviser

Legg Mason Capital Management, Inc.
      Baltimore, MD
Board of Directors

John F. Curley, Jr., Chairman
      Mark R. Fetting, President
      Dr. Ruby P. Hearn
      Arnold L. Lehman
      Robin J.W. Masters
      Dr. Jill E. McGovern
      Arthur S. Mehlman
      G. Peter O’Brien
      S. Ford Rowan
      Robert M. Tarola
Officers

Marie K. Karpinski, Vice President and Chief Financial Officer
      Gregory T. Merz, Vice President and Chief Legal Officer
      Amy M. Olmert, Vice President and Chief Compliance Officer
      Wm. Shane Hughes, Treasurer
      Richard M. Wachterman, Secretary
Transfer and Shareholder Servicing Agent

Boston Financial Data Services
      Braintree, MA
Custodian

State Street Bank & Trust Company
      Boston, MA
Counsel

Kirkpatrick & Lockhart Nicholson Graham LLP
      Washington, DC
Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
      Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
Balanced Trust
Financial Services Fund
Opportunity Trust
Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust	Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Fund’s website at www.leggmasonfunds.com/about.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.
This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders c/o BFDS, P.O. Box 55214 Boston, MA 02205-8504 800-822-5544 www.leggmasonfunds.com	Legg Mason Investor Services - Institutional For FI and I Class Shareholders c/o BFDS, P.O. Box 8037 Boston, MA 02206-8037 888-425-6432 www.lminstitutionalfunds.com
Legg Mason Investor Services, LLC, Distributor
A Legg Mason, Inc. subsidiary
LMF-222 (6/06)

Item 2. Code of Ethics.

     Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

     Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

     Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     Not applicable.

Item 11. Controls and Procedures.

           (a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms and that information required to be disclosed is properly communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding the required disclosures.

           (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable for semiannual reports.

(a) (2) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Growth Trust, Inc.

By:  /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.
Date:  August 23, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.
Date:  August 23, 2006

By:  /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Growth Trust, Inc.
Date:  August 21, 2006